Employee benefits (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of employee benefits

	06.30.2026	12.31.2025
Liabilities
Short-term employee benefits	2,080	2,722
Termination benefits	91	91
Post-employment benefits	17,860	16,359
Total	20,031	19,172
Current	3,224	3,805
Non-current	16,807	15,367

Schedule of short term employee benefits

	06.30.2026	12.31.2025
Accrued vacation and 13th salary	882	610
Profit sharing	383	677
Performance award program	397	717
Salaries and related charges and other provisions	418	718
Total	2,080	2,722
Current	2,061	2,706
Non-current (1)	19	16
(1) Remaining balance relating to the four-year deferral of the variable compensation program of executive officers and the upper management.

Schedule of recognized the statement of income

Expenses recognized in the statement of income	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Salaries, accrued vacations and related charges	(2,114)	(1,810)	(1,112)	(950)
Management fees and charges	8	(7)	11	(4)
Variable compensation programs (1)	(721)	(595)	(375)	(305)
Performance award program (2)	(343)	(278)	(182)	(144)
Profit sharing (2)	(378)	(317)	(193)	(161)
Total	(2,827)	(2,412)	(1,476)	(1,259)
(1) Includes adjustments to provisions related to previous years.
(2) Amount recognized as other income and expenses - see note 6.

Schedule of post employment benefits

	06.30.2026	12.31.2025
Liabilities
Health Care Plan - Saúde Petrobras	12,902	11,661
Subtotal - health care plan	12,902	11,661
Petros Pension Plan - Renegotiated (PPSP-R)	2,850	2,734
Petros Pension Plan - Non-renegotiated (PPSP-NR)	997	946
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	559	513
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	549	501
Petros 2 Pension Plan (PP-2)	3	4
Subtotal - pension plans	4,958	4,698
Total	17,860	16,359
Current	1,103	1,036
Non-current	16,757	15,323

Schedule of net actuarial liability

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	236	118
Ordinary and extraordinary future contributions - sponsor	4,273	1,259
Contributions related to the TFC - sponsor	786	567
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(2,049)	(496)
Net actuarial liability recorded by the Company	3,247	1,448
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of changes in the actuarial liabilities

					2026
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2025	3,247	1,448	4	11,661	16,360
Recognized in the Statement of Income	189	86	−	827	1,102
Current service cost	−	−	−	131	131
Net interest	189	86	−	696	971
Cash effects	(234)	(80)	(8)	(317)	(639)
Contributions paid	(217)	(69)	(8)	(317)	(611)
Payments related to Term of financial commitment (TFC)	(17)	(11)	−	−	(28)
Other changes	207	92	7	731	1,037
Others	−	−	8	−	8
Translation Adjustment	207	92	(1)	731	1,029
Balance at June 30, 2026	3,409	1,546	3	12,902	17,860
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2024	2,684	1,158	58	7,498	11,398
Recognized in the Statement of Income	179	76	3	589	847
Current service cost	2	−	−	81	83
Net interest	177	76	3	508	764
Recognized in Equity - other comprehensive income	−	−	−	1	1
(Gains)/losses arising from the remeasurement	−	−	−	1	1
Cash effects	(199)	(64)	(6)	(253)	(522)
Contributions paid	(185)	(56)	(6)	(253)	(500)
Payments related to Term of financial commitment (TFC)	(14)	(8)	−	−	(22)
Other changes	359	159	6	1,028	1,552
Translation Adjustment	359	159	6	1,028	1,552
Balance at June 30, 2025	3,023	1,329	61	8,863	13,276
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of net expense with pension and health care plans

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(11)	(2)	−	(303)	(316)
Related to retirees (other income and expenses)	(178)	(84)	−	(524)	(786)
Net costs for Jan-Jun/2026	(189)	(86)	−	(827)	(1,102)
Related to active employees (cost of sales and expenses)	(13)	(1)	−	(194)	(208)
Related to retirees (other income and expenses)	(166)	(75)	(3)	(395)	(639)
Net costs for Jan-Jun/2025	(179)	(76)	(3)	(589)	(847)
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(5)	(1)	−	(155)	(161)
Related to retirees (other income and expenses)	(91)	(43)	−	(267)	(401)
Net costs for Apr-Jun/2026	(96)	(44)	−	(422)	(562)
Related to active employees (cost of sales and expenses)	(7)	−	−	(99)	(106)
Related to retirees (other income and expenses)	(84)	(38)	(2)	(200)	(324)
Net costs for Apr-Jun/2025	(91)	(38)	(2)	(299)	(430)
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.